CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 5,409	$ 4,749,798	$ (9,587,918)	$ 164,644	$ (4,668,067)
Balance, at beginning (in shares) at Dec. 31, 2019	54,087,903
Net loss			11,857		11,857
Foreign currency translation adjustment				(77,052)	(77,052)
Ending balance, value at Dec. 31, 2020	$ 5,409	4,749,798	(9,576,061)	87,592	(4,733,262)
Balance, at Ending (in shares) at Dec. 31, 2020	54,087,903
Net loss			(22,758)		(22,758)
Foreign currency translation adjustment				170,055	170,055
Ending balance, value at Dec. 31, 2021	$ 5,409	4,749,798	(9,598,819)	257,647	(4,585,965)
Balance, at Ending (in shares) at Dec. 31, 2021	54,087,903
Beginning balance, value at Dec. 31, 2021	$ 5,409	$ 4,749,798	$ (9,598,819)	$ 257,647	(4,585,965)
Balance, at beginning (in shares) at Dec. 31, 2021	54,087,903
Net loss					(156,148)
Foreign currency translation adjustment					130,980
Ending balance, value at Jun. 30, 2022					(4,611,133)
Net loss					(32,796)
Foreign currency translation adjustment					101,325
Ending balance, value at Jun. 30, 2022					$ (4,611,133)